Mineral Properties (Tables)	12 Months Ended
Dec. 31, 2013
Mineral Properties [Abstract]
Schedule Of Business Acquisitions By Acquisition

	At December 31, 2012	Cost recovery	At December 31, 2013

Mt. Todd, Australia	$2,146	$-	$2,146
Guadalupe de los Reyes, Mexico	2,752	-	2,752
Los Cardones, Mexico	8,053	(6,517)	1,536
Long Valley, United States	750	-	750
	$13,701	$(6,517)	$7,184